Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	PRIMARY TREND FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000794801
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2012
PRIMARY TREND FUND (Prospectus Summary) | PRIMARY TREND FUND | PRIMARY TREND FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTFDX